ORDINARY SHARES	12 Months Ended
Dec. 31, 2017
ORDINARY SHARES [Abstract]
ORDINARY SHARES
17. ORDINARY SHARES

On October 14, 2014, the Board of Directors granted the restricted stock to each member of the Board who is not an employee of the Group. The number of shares of restricted stock subject to each award was 135,227, which was determined by dividing US$ 200 by the Cayman Court approved price US$ 1.480 per share of the Group’s ordinary shares on May 14, 2014. Total numbers of shares of restricted stock were 811,359. The awards shall vest at a rate of 1/36 per month on the 14th day of each month during the first three anniversaries of May 14, 2014, subject to continued service on the Board. During 2016 and 2017, 225,377 and 93,906 shares of restricted stock were vested respectively, with 225,377 and 93,906 of the vested shares separately issued to the board members in 2016 and 2017. As of December 31, 2017, these awards of restricted stock were fully vested.

On May 18, 2015, the Board of Directors granted the restricted stock 86,473 shares to existing employees whose old options have expired by their terms. All restricted stock subject to this award shall fully vest as of May 18, 2015. During 2016 and 2017, 6,666 and nil of the vested shares were issued respectively to existing employees whose old options have been expired.

On May 18, 2015, the Board of Directors granted the restricted stock 510,000 shares to employees and new hires. Twenty-five percent of the awards shall vest on the one year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant's continuing service through each vesting date. During 2016 and 2017, 201,875 and 127,500 shares of restricted stock were vested respectively, within which 201,875 and 122,353 were issued separately.

On September 4, 2015, the Company completed a 1-for-30 Reverse Stock Split of its issued and outstanding Class A Ordinary Shares and ADSs. The ratio of ADS to Class A Ordinary Shares remained the same: one to two.

On November 8, 2015, 4,708,415 of the Company’s Class A Ordinary shares were exchanged for Class C Ordinary shares, which have super-majority voting rights. The Class A Ordinary Shares are entitled to one vote per share, the Class C Ordinary Shares are entitled to ten votes per share on all matters subject to vote at general meetings of the Company.

As of December 31, 2015, there were 33,556,762 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.

As of December 31, 2016, there were 33,990,680 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.

As of December 31, 2017, there were 34,206,939 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.